Financial Instruments And Financial Risk Management - Summary Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets (Parenthetical) (Detail) - Prepayment Option of the Loan [Member]
Dec. 31, 2023
Interest rate, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	5.00%
Percentage of reasonably possible decrease in unobservable input, assets	5.00%
Credit spread, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Percentage of reasonably possible decrease in unobservable input, assets	1.00%